Income taxes (Details) - Schedule of income (loss) before income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes (Details) - Schedule of income (loss) before income tax [Line Items]
Total	$ (23,991)	$ (10,669)	$ 6,272
USA [Member]
Income taxes (Details) - Schedule of income (loss) before income tax [Line Items]
Total	(2,608)	(18,004)	(1,656)
Mexico [Member]
Income taxes (Details) - Schedule of income (loss) before income tax [Line Items]
Total	(22,082)	6,122	6,657
Other Countries [Member]
Income taxes (Details) - Schedule of income (loss) before income tax [Line Items]
Total	$ 699	$ 1,213	$ 1,271